Supplemental Cash Flow Information -Summary Of Detailed Information About Non Cash Investing And Financing Activities (Detail ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
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Capitalized share-based payments	$ 6,364	$ 5,257
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	4,711	5,681
Interest expense included in accounts payable and accrued liabilities	$ 85	79
Share consideration on sale of properties (Note 5)		$ 3,544